Property and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment

4	Property and equipment

	Furniture and fittings	Motor vehicles	Office equipment	Leasehold improvements	Computers and software	Building	Assets under construction	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At 1 January 2017	338	69	650	1,307	880	–	18,367	21,611
Additions	52	1	212	478	33	3,117	–	3,893
Disposals	(66)	(17)	–	(907)	(7)	–	–	(997)
Reclassification	–	–	850	207	6	18,099	(19,162)	–
Revaluation surplus	–	–	–	–	–	5,949	–	5,949
Currency translation difference	12	3	27	21	33	1	795	892
At 31 December 2017	336	56	1,739	1,106	945	27,166	–	31,348
Additions	1	–	34	75	28	–	–	138
Disposals	–	–	–	(321)	(39)	–	–	(360)
Currency translation difference	(6)	(1)	(32)	(17)	(20)	(461)	–	(537)
At 31 December 2018	331	55	1,741	843	914	26,705	–	30,589

Accumulated depreciation
At 1 January 2017	310	43	427	1,218	692	–	–	2,690
Depreciation charge	24	8	309	284	117	737	–	1,479
Disposals	(66)	(7)	(1)	(907)	(7)	–	–	(988)
Reclassification	–	–	(4)	–	4	–	–	–
Elimination of accumulated depreciation on revaluation	–	–	–	–	–	(737)	–	(737)
Currency translation difference	16	2	26	26	29	–	–	99
At 31 December 2017	284	46	757	621	835	–	–	2,543
Depreciation charge	25	6	312	131	88	1,010	–	1,572
Disposals	–	–	–	(321)	(39)	–	–	(360)
Currency translation difference	(5)	(1)	(21)	(13)	(20)	(21)	–	(81)
At 31 December 2018	304	51	1,048	418	864	989	–	3,674

	Furniture and fittings	Motor vehicles	Office equipment	Leasehold improvements	Computers and software	Building	Assets under construction	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Carrying amounts
At 1 January 2017	28	26	223	89	188	–	18,367	18,921
At 31 December 2017	52	10	982	485	110	27,166	–	28,805
At 31 December 2018	27	4	693	425	50	25,716	–	26,915

Buildings are valued every 3 years on 31 December by an independent professional valuer. Valuations are made on the basis of open market value. It is the intention of the Management to hold the building for the long term. The building is pledged to secure the Company’s term loan and some of the trust receipts (Note 20).

Finance lease

The carrying value of a motor vehicle held under finance lease obligation as at 31 December 2018 is US$1,800 (31/12/2017: US$4,800) The leased asset is pledged as security for the related finance lease liability.

The carrying value of a telephony system held under finance lease obligation as at 31 December 2018 is US$46,300 (31/12/2017: US$94,200).